Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 92,214,861	$ 51,250,505	$ 46,163,704
Accounts receivable, net	13,963,453	9,057,741	7,991,037
Inventories	170,356	423,276	244,381
Prepaid expenses and other current assets	1,054,421	1,450,620	2,445,894
TOTAL CURRENT ASSETS	107,404,114	62,182,142	56,845,016
Property, plant and equipment, net	10,385,590	10,923,610	11,833,302
TOTAL ASSETS	117,789,704	73,105,752	68,678,318
CURRENT LIABILITIES
Accounts payable	2,369,245	1,383,094	800,586
Loan from a third party	467,936	385,791
Income tax payable	1,503,458	22,152	65,463
Accrued expenses and other current liabilities	2,572,533	944,624	310,407
Convertible promissory notes payable	1,249,866	1,277,282	2,030,550
TOTAL CURRENT LIABILITIES	8,163,038	4,014,608	3,241,675
Common stock purchase warrants liability	212,174	256,957	1,128,635
TOTAL LIABILITIES	8,375,212	4,271,565	4,370,310
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ EQUITY
Common stock, $0.001 par value, 15,000,000 shares authorized, 1,680,248 and 1,590,576 issued and outstanding as of December 31, 2022 and 2021, respectively*	9,695	1,680	1,591
Additional paid in capital	43,394,163	3,402,178	2,363,842
Statutory reserve	6,040,961	6,040,961	5,067,243
Retained earnings	69,833,124	62,366,892	54,610,164
Accumulated other comprehensive income	(9,863,451)	(2,977,524)	2,265,168
TOTAL STOCKHOLDERS’ EQUITY	109,414,492	68,834,187	64,308,008
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	117,789,704	73,105,752	68,678,318
Related Party [Member]
CURRENT ASSETS
Due from a related party	1,023
CURRENT LIABILITIES
Due to related parties		$ 1,665	$ 34,669